Exhibit 99.1

Nissan Auto Receivables 2023-A

Collection Period	31-May-24	30/360 Days	30	Collection Period Start	1-May-24
Distribution Date	17-Jun-24	Actual/360 Days	33	Collection Period End	31-May-24
				Prior Month Settlement Date	15-May-24
				Current Month Settlement Date	17-Jun-24

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,460,472,153.77	890,926,972.85	851,448,499.95	0.653912
Yield Supplement Overcollaterization		158,388,819.56	76,867,740.67	71,930,063.75
Total Adjusted Pool Balance		1,302,083,334.21	814,059,232.18	779,518,436.20
Total Adjusted Securities		1,302,083,334.21	814,059,232.18	779,518,436.20	0.598670
Class A-1 Notes	5.42400%	300,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	5.34000%	227,500,000.00	132,968,545.39	115,602,730.83	0.508144
Class A-2b Notes	5.97371%	225,000,000.00	131,507,352.58	114,332,371.16	0.508144
Class A-3 Notes	4.91000%	402,500,000.00	402,500,000.00	402,500,000.00	1.000000
Class A-4 Notes	4.85000%	95,000,000.00	95,000,000.00	95,000,000.00	1.000000
Certificates	0.00000%	52,083,334.21	52,083,334.21	52,083,334.21	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	17,365,814.55	591,710.03	76.3332508	2.6009232
Class A-2b Notes	17,174,981.43	720,121.22	76.3332508	3.2005388
Class A-3 Notes	0.00	1,646,895.83	—	4.0916667
Class A-4 Notes	0.00	383,958.33	—	4.0416666
Certificates	0.00	0.00	—	—

Total Securities	34,540,795.98	3,342,685.41

I. COLLECTIONS

Interest:
Interest Collections				2,520,185.97
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				2,520,185.97
Principal:
Principal Collections				39,212,232.45
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				39,212,232.45
Recoveries of Defaulted Receivables				229,108.27

Total Collections				41,961,526.69

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			56,310	814,059,232.18
Total Principal Payment				34,540,795.98

			55,034	779,518,436.20

Nissan Auto Receivables 2023-A

III. DISTRIBUTIONS

Total Collections	41,961,526.69
Reserve Account Draw	0.00
Total Available for Distribution	41,961,526.69
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	742,439.14
Servicing Fee Paid	742,439.14
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	591,710.03
Class A-2a Notes Monthly Interest Paid	591,710.03
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	720,121.22
Class A-2b Notes Monthly Interest Paid	720,121.22
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,646,895.83
Class A-3 Notes Monthly Interest Paid	1,646,895.83
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	383,958.33
Class A-4 Notes Monthly Interest Paid	383,958.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2023-A

Total Note Monthly Interest
Total Note Monthly Interest Due		3,342,685.41
Total Note Monthly Interest Paid		3,342,685.41
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		37,876,402.14
4. Total Monthly Principal Paid on the Notes		34,540,795.98
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		34,540,795.98
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		3,335,606.16
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		3,335,606.16

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,208.34
Required Reserve Account Amount		3,255,208.34
Beginning Reserve Account Balance		3,255,208.34
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,208.34
Required Reserve Account Amount for Next Period		3,255,208.34

VI. POOL STATISTICS

Weighted Average Coupon		3.40%
Weighted Average Remaining Maturity		40.75

	Amount	Number
Principal on Defaulted Receivables	266,240.45	17
Principal Recoveries of Defaulted Receivables	229,108.27

Monthly Net Losses	37,132.18
Pool Balance at Beginning of Collection Period	890,926,972.85
Net Loss Ratio for Third Preceding Collection Period	0.32%
Net Loss Ratio for Second Preceding Collection Period	0.17%
Net Loss Ratio for Preceding Collection Period	-0.10%
Net Loss Ratio for Current Collection Period	0.05%
Four-Month Average Net Loss Ratio	0.11%
Cumulative Net Losses for all Periods	2,309,197.76

Nissan Auto Receivables 2023-A

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	4,114,306.51	212	0.48%
61-90 Days Delinquent	845,679.59	43	0.10%
91-120 Days Delinquent	81,248.01	5	0.01%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	5,041,234.11	260	0.59%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.09%	0.08%
Delinquency Ratio for Second Preceding Collection Period	0.10%	0.09%
Delinquency Ratio for Preceding Collection Period	0.09%	0.09%
Delinquency Ratio for Current Collection Period	0.11%	0.09%
Four-Month Average Delinquency Ratio	0.10%	0.08%
60 Day Delinquent Receivables	966,445.70
Delinquency Percentage	0.11%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	2,697,752.71
Number of Extensions	126

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO